STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.3%
Australia - 3.0%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	7,778,000		7,614,931
Australia, Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/2039	26,294,000		24,454,737
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	46,228,000		42,559,686
New South Wales, Govt. Gtd. Notes	AUD	3.52	11/20/2025	6,226,300		6,825,995
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/2032	4,474,000		4,170,702
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/2026	2,943,000		2,709,842
					88,335,893
Austria - .2%
ams, Sr. Unscd. Notes	EUR	6.00	7/31/2025	2,839,000		3,397,620
ams, Sr. Unscd. Notes, Ser. JUI	EUR	6.00	7/31/2025	1,555,000		1,860,972
					5,258,592
Colombia - .7%
Colombia, Bonds	COP	7.50	8/26/2026	66,043,400,000		20,480,006
France - 2.1%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	10,108,000	[b]	10,792,312
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	500,000	[b]	504,162
BNP Paribas, Jr. Sub. Bonds	EUR	6.13	6/17/2022	3,045,000		3,717,531
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	10,352,000		11,510,855
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	800,000		1,137,502
JCDecaux, Sr. Unscd. Notes	EUR	2.00	10/24/2024	13,100,000	[c]	16,061,013
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	10,538,000		11,217,121
Societe Generale, Jr. Sub. Notes		8.00	9/29/2025	6,932,000	[b]	7,784,491
					62,724,987
Germany - .6%
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	1/1/2028	6,500,000		7,862,448
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	1/1/2025	5,300,000		6,259,367
Vertical Midco, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,718,000		3,224,986
					17,346,801
Hungary - 1.0%
Hungary, Bonds	HUF	3.00	8/21/2030	8,249,650,000		30,664,947
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000		2,142,697
Indonesia - .9%
Indonesia, Bonds, Ser. FR72	IDR	8.25	5/15/2036	374,161,000,000		27,611,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 27.3% (continued)
Italy - .8%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	9,506,000	[b] 9,771,512
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	5,882,344
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	8,882,000	7,788,062
					23,441,918
Jersey - .3%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	7,387,000	9,475,852
Luxembourg - .3%
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000	7,499,750
Mexico - 2.5%
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	624,995,400	32,173,151
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	239,736,700	12,063,749
Mexican Bonos, Bonds, Ser. M20	MXN	10.00	12/5/2024	278,480,500	15,003,160
Mexico, Sr. Unscd. Bonds		8.30	8/15/2031	59,000	86,583
Sigma Alimentos, Gtd. Notes		4.13	5/2/2026	13,823,000	14,785,219
					74,111,862
Mongolia - .2%
Mongolia, Sr. Unscd. Notes		10.88	4/6/2021	4,887,000	5,114,245
Netherlands - .9%
ING Groep, Jr. Sub. Bonds		4.88	5/16/2029	7,891,000	7,575,833
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	3,661,000	3,826,327
Telefonica Europe, Gtd. Bonds, Ser. NC5	EUR	3.00	9/4/2024	9,700,000	11,326,422
Ziggo, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000	4,143,363
					26,871,945
New Zealand - .9%
New Zealand, Sr. Unscd. Bonds	NZD	2.54	9/20/2040	14,000,000	14,229,977
New Zealand, Sr. Unscd. Bonds, Ser. 437	NZD	2.75	4/15/2037	12,853,000	10,676,711
					24,906,688
Norway - .3%
DNB Bank, Jr. Sub. Bonds		4.88	11/12/2024	9,274,000	9,252,670
Philippines - .3%
Philippine, Sr. Unscd. Notes		2.46	5/5/2030	7,101,000	7,812,926
Qatar - .3%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	7,406,000	8,184,519
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000	6,767,224
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000	8,246,496
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000	8,036,752
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000	5,711,757
					28,762,229

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.3% (continued)
Sweden - .1%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	3,521,000		3,839,058
United Arab Emirates - .3%
Abu Dhabi, Sr. Unscd. Notes		2.50	4/16/2025	8,306,000		8,887,420
United Kingdom - 2.2%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/2024	151,000	[d]	393,535
British Telecommunications, Sr. Unscd. Notes	GBP	3.50	4/25/2025	1,526,000	[d]	4,184,834
Dwr Cymru Financing, Scd. Notes	GBP	1.86	3/31/2048	201,153	[d]	513,163
High Speed Rail Finance 1, Sr. Scd. Notes	GBP	1.57	11/1/2038	318,143	[d]	610,277
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	8,530,000		11,157,195
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	8,562,000	[c]	9,896,503
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/2027	1,231,596	[d]	2,219,459
Scotland Gas Networks, Insured Notes, Ser. A2S	GBP	2.13	10/21/2022	300,000	[d]	642,667
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	3,960,000	[d]	10,586,574
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		104,548
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	3,251,447		5,811,254
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	1,808,000		2,525,807
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	14,303,000		17,208,582
					65,854,398
United States - 8.3%
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	6,249,000	[b]	6,618,972
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/2024	2,982,000	[c]	3,035,259
CommScope, Sr. Scd. Notes		5.50	3/1/2024	4,157,000	[b]	4,322,802
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	4,695,000		5,180,852
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	28,114,000		29,510,393
Laureate Education, Gtd. Notes		8.25	5/1/2025	8,049,000	[b]	8,617,380
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	1,526,000		1,930,276
Sprint, Gtd. Notes		7.13	6/15/2024	3,786,000		4,421,707
Sprint Capital, Gtd. Notes		8.75	3/15/2032	4,597,000		7,095,469
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	8,151,000		8,231,613
T-Mobile USA, Gtd. Notes		6.00	4/15/2024	6,524,000		6,686,056
T-Mobile USA, Sr. Scd. Notes		3.88	4/15/2030	6,377,000	[b]	7,307,596
U.S. Treasury Notes		2.75	9/30/2020	149,362,900	[c]	149,989,821
					242,948,196
Total Bonds and Notes (cost $767,948,483)				801,528,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 47.0%
Australia - .7%
Newcrest Mining	429,712		10,884,830
The Star Entertainment Group	5,987,960	[c]	10,967,961
		21,852,791
Canada - .7%
Barrick Gold	302,319	[c]	8,740,042
Intact Financial	111,891		12,216,163
		20,956,205
China - 2.7%
Alibaba Group Holding, ADR	81,873	[e]	20,551,760
LONGi Green Energy Technology, CI. A	914,992		7,451,548
New Oriental Education & Technology Group, ADR	113,452	[e]	15,905,970
Ping An Insurance Group Company of China, Cl. H	893,500		9,425,349
Tencent Holdings	241,899		16,559,108
Tencent Music Entertainment Group, ADR	489,577	[e]	7,901,773
		77,795,508
Denmark - 1.1%
Orsted	224,780	[b]	32,197,231
France - 3.3%
L'Oreal	54,489		18,249,745
LVMH Moet Hennessy Louis Vuitton	41,833		18,175,600
Sanofi	139,541		14,587,860
Thales	79,133		5,744,152
Total	194,665		7,227,593
Vivendi	1,250,708		33,138,600
		97,123,550
Germany - 5.7%
Bayer	511,702		34,071,225
Continental	130,290		12,723,299
Deutsche Wohnen	720,786		35,054,699
LEG Immobilien	234,374		32,705,087
RWE	608,155		22,990,307
SAP	184,666		29,212,377
		166,756,994
Guernsey - .1%
Amedeo Air Four Plus	4,006,781		1,757,113
Hong Kong - 1.8%
AIA Group	3,625,000		32,485,199
Link REIT	2,755,000		21,216,526
		53,701,725
India - .3%
Housing Development Finance	398,621		9,516,031

Description	Shares		Value ($)
Common Stocks - 47.0% (continued)
Ireland - 1.5%
Accenture, Cl. A	133,373		29,979,583
Medtronic	130,734		12,613,216
		42,592,799
Japan - .4%
Suzuki Motor	332,600		11,045,233
Netherlands - .9%
ASML Holding	46,768		16,520,505
Royal Dutch Shell, Cl. B	639,021		9,045,641
		25,566,146
South Korea - .8%
Samsung SDI	74,716		24,974,221
Switzerland - 3.3%
Alcon	353,701	[e]	21,372,896
Lonza Group	28,003		17,479,849
Novartis	163,679		13,555,709
Roche Holding	41,170		14,245,168
Zurich Insurance Group	82,136		30,363,790
		97,017,412
United Kingdom - 9.5%
Anglo American	664,401		16,396,032
Associated British Foods	486,110		11,289,403
BAE Systems	1,889,721		12,185,890
Diageo	866,115		31,738,020
Ferguson	168,755	[e]	15,092,579
Informa	1,981,980	[e]	9,653,273
Linde	189,786		46,518,446
Octopus Renewables Infrastructure Trust	15,367,934	[c]	23,144,761
Persimmon	303,912	[e]	9,621,781
Prudential	1,997,479		29,193,379
RELX	986,093		21,000,532
Sdcl Energy Efficiency Income Trust	9,650,000	[c]	14,021,900
Travis Perkins	595,022	[e]	8,690,833
Unilever	512,951		30,362,542
		278,909,371
United States - 14.2%
Abbott Laboratories	190,071		19,128,745
Alphabet, Cl. A	11,566	[e]	17,209,630
Amazon.com	6,120	[e]	19,367,842
Apple	49,242		20,929,820
Brixmor Property Group	1,424,553	[f]	16,396,605
CMS Energy	342,469		21,979,660
Ecolab	108,856		20,364,780
Eversource Energy	384,323		34,615,973

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description				Shares		Value ($)
Common Stocks - 47.0% (continued)
United States - 14.2% (continued)
Fidelity National Information Services				79,573		11,642,326
General Electric				1,026,136		6,228,646
Lennar, Cl. A				138,040		9,987,194
Lockheed Martin				38,972		14,769,219
Mastercard, Cl. A				99,513		30,702,746
Microsoft				180,732		37,051,867
Newmont				61,121		4,229,573
NIKE, Cl. B				164,821		16,088,178
Otis Worldwide				414,544		26,008,491
PepsiCo				159,867		22,007,291
salesforce.com				39,904	[e]	7,775,294
Texas Instruments				136,368		17,393,738
The Goldman Sachs Group				140,771		27,867,027
The Sherwin-Williams Company				24,348		15,775,556
					417,520,201
Total Common Stocks (cost $1,164,516,226)				1,379,282,531
Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - 3.4%
Call Options - 2.2%
S&P 500 Index, Contracts 1,876		3,000	12/18/2020	112,800,000		66,129,000
Put Options - 1.2%
Euro Stoxx 50 Price EUR, Contracts 12,561	EUR	3,150	12/18/2020	130,788,000		27,624,562
S&P 500 Index, Contracts 1,200		2,650	12/18/2020	318,000,000		7,372,800
					34,997,362
Total Options Purchased (cost $60,349,598)				101,126,362

Preferred Stocks - .9%
South Korea - .9%
Samsung Electronics (cost $21,238,974)	KRW	2.93		652,745		27,192,286

Exchange-Traded Funds - 15.6%
United States - 15.6%
Graniteshares Gold Trust				4,671,156	[e,g]	91,788,215
iShares Gold Trust				7,455,862	[e,g]	140,617,557
iShares iBoxx Investment Grade Corporate Bond ETF				188,850	[c]	26,127,397
SPDR Gold MiniShares Trust				7,142,012	[e,g]	140,626,216
SPDR Gold Shares				307,576	[e,g]	57,033,818
Total Exchange-Traded Funds (cost $371,949,566)				456,193,203

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 6.3%
Closed-end Investment Companies - 4.4%
Foresight Solar Fund		8,288,519		11,697,909
Greencoat UK Wind		15,232,044		29,226,374
JLEN Environmental Assets Group		4,341,058	[c]	6,791,126
Riverstone Credit Opportunities Income		3,871,998		2,671,679
The Aquila European Renewables Income Fund		9,220,792		11,155,417
The BioPharma Credit Fund		19,756,560	[c]	20,060,388
The Gresham House Energy Storage Fund		1,000,000		1,544,827
The Hipgnosis Songs Fund		4,574,106	[e]	6,047,380
The Hipgnosis Songs Fund		4,354,473		6,669,553
The Renewables Infrastructure Group		13,038,129		22,755,398
US Solar Fund		12,016,238	[h]	11,445,467
			130,065,518
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund	0.26	55,065,082	[i]	55,065,082
Total Investment Companies (cost $179,166,074)		185,130,600

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $16,795,383)	0.26	16,795,383	[i]	16,795,383
Total Investments (cost $2,581,964,304)		101.1%	2,967,248,996
Liabilities, Less Cash and Receivables		(1.1%)	(33,596,206)
Net Assets		100.0%	2,933,652,790

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

AUD—Australian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at

STATEMENT OF INVESTMENTS (Unaudited) (continued)

$87,916,458 or 3.0% of net assets.

c Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $44,664,612 and the value of the collateral was $46,701,433, consisting of cash collateral of $16,795,383 and U.S. Government & Agency securities valued at $29,906,050.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g These securities are wholly-owned by the Subsidiary referenced in Note 1.

h Investment in non-controlled affiliates (cost $12,016,730).

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	5,043	9/21/2020	696,010,481	706,414,010	10,403,529
Futures Short
Mini MSCI Emerging Markets Index	1,088	9/18/2020	58,424,012	58,169,920	254,092
Standard & Poor's 500 E-mini	364	9/18/2020	58,412,452	59,395,700	(983,248)
Gross Unrealized Appreciation				10,657,621
Gross Unrealized Depreciation				(983,248)

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Real Return Fund

July 31, 2020 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
S&P 500 Index, Contracts 1,876	3,300	12/18/2020	619,080,000		(30,391,200)
Put Options:
Euro Stoxx 50 Price EUR, Contracts 12,560	2,900	12/18/2020	364,240,000	EUR	(16,392,918)
S&P 500 Index, Contracts 553, J.P. Morgan Securities	2,650	8/20/2020	146,545,000		(102,841)
Total Options Written (premiums received $22,710,589)					(46,886,959)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Swiss Franc	1,202,973	United States Dollar	1,299,945	8/14/2020	15,993
Canadian Dollar	2,220,899	United States Dollar	1,644,704	8/14/2020	13,413
United States Dollar	518,010	Hong Kong Dollar	4,014,586	8/3/2020	17
United States Dollar	77,678	British Pound	59,071	8/3/2020	353
Hong Kong Dollar	4,014,586	United States Dollar	518,019	8/14/2020	(22)
United States Dollar	74,398,346	Hong Kong Dollar	577,245,567	8/14/2020	(82,967)
Euro	252,220	United States Dollar	291,829	10/15/2020	5,754
CIBC World Markets Corp.
Swiss Franc	7,002,936	United States Dollar	7,534,685	8/14/2020	125,861
Hong Kong Dollar	22,111,633	United States Dollar	2,852,671	8/14/2020	367
United States Dollar	971,331	Hong Kong Dollar	7,531,310	8/14/2020	(425)
Euro	12,340,457	United States Dollar	14,445,885	10/15/2020	114,046
Australian Dollar	3,791,714	United States Dollar	2,705,651	9/15/2020	3,813
Citigroup
Euro	156,818	United States Dollar	178,192	10/15/2020	6,830
United States Dollar	9,215,423	Indian Rupee	702,676,000	9/15/2020	(134,501)
United States Dollar	6,654,160	Hong Kong Dollar	51,719,000	8/14/2020	(19,081)
Canadian Dollar	4,330,286	United States Dollar	3,076,212	8/14/2020	156,769
New Zealand Dollar	18,749,262	United States Dollar	11,316,594	8/14/2020	1,118,213
J.P. Morgan Securities
Canadian Dollar	21,344,292	United States Dollar	15,236,126	8/14/2020	699,472
United States Dollar	2,693,051	Canadian Dollar	3,791,580	8/14/2020	(137,734)
Euro	2,315,775	United States Dollar	2,721,464	10/15/2020	10,811

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
United States Dollar	864,061	Euro	744,473	10/15/2020	(14,308)
Australian Dollar	542,451	United States Dollar	377,294	9/15/2020	10,328
RBS Securities
United States Dollar	20,439,853	Danish Krone	133,795,454	9/15/2020	(744,711)
Canadian Dollar	14,558,161	United States Dollar	10,496,137	8/14/2020	372,951
Euro	1,523,955	United States Dollar	1,806,433	10/15/2020	(8,390)
British Pound	4,774,003	United States Dollar	6,129,108	10/15/2020	122,555
State Street Bank and Trust Company
United States Dollar	3,521,444	Euro	2,979,363	8/3/2020	11,686
Euro	81,670,267	United States Dollar	95,538,350	10/15/2020	820,596
United States Dollar	389,234,032	Euro	344,492,485	10/15/2020	(17,216,612)
United States Dollar	36,967,059	Indonesian Rupiah	531,216,641,000	9/15/2020	748,751
Australian Dollar	1,961,857	United States Dollar	1,408,187	9/15/2020	(6,293)
United States Dollar	108,609,054	Australian Dollar	155,334,426	9/15/2020	(2,389,043)
Canadian Dollar	18,363,395	United States Dollar	13,284,470	8/14/2020	425,597
United States Dollar	71,004,451	Canadian Dollar	100,000,000	8/14/2020	(3,655,310)
Swiss Franc	3,615,252	United States Dollar	3,826,714	8/14/2020	128,028
United States Dollar	92,841,045	Swiss Franc	90,269,081	8/14/2020	(5,904,745)
New Zealand Dollar	22,292,656	United States Dollar	13,677,177	8/14/2020	1,107,666
United States Dollar	49,019,703	New Zealand Dollar	80,985,544	8/14/2020	(4,691,192)
Danish Krone	8,043,894	United States Dollar	1,264,179	9/15/2020	9,455
British Pound	2,385,621	United States Dollar	3,035,653	10/15/2020	88,370
United States Dollar	279,029,350	British Pound	223,623,167	10/15/2020	(13,810,163)
UBS Securities
Japanese Yen	47,681,066	United States Dollar	452,917	8/14/2020	(2,412)
Canadian Dollar	29,048,780	United States Dollar	20,743,632	8/14/2020	944,118

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS Securities (continued)
United States Dollar	2,353,446	Swedish Krona	21,878,733	10/15/2020	(140,277)
United States Dollar	5,716,203	Euro	4,855,978	10/15/2020	(13,140)
British Pound	14,251,000	United States Dollar	18,156,188	10/15/2020	505,814
Gross Unrealized Appreciation					7,567,627
Gross Unrealized Depreciation					(48,971,326)

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	368,071,794	-	368,071,794
Equity Securities – Common Stocks	571,947,154	807,335,377††	-	1,379,282,531
Equity Securities – Preferred Stocks	-	27,192,286††	-	27,192,286
Exchange –Traded Funds	456,193,203	-	-	456,193,203
Foreign Governmental	-	283,467,016	-	283,467,016
Investment Companies	71,860,465	130,065,518††	-	201,925,983
U.S. Treasury Securities	-	149,989,821	-	149,989,821
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	7,567,627	-	7,567,627
Futures †††	10,657,621	-	-	10,657,621
Options Purchased	101,126,362	-	-	101,126,362
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(48,971,326)	-	(48,971,326)
Futures †††	(983,248)	-	-	(983,248)
Option Written	(46,784,118)	(102,841)	-	(46,886,959)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2020, accumulated net unrealized appreciation on investments was $385,284,692, consisting of $461,518,726 gross unrealized appreciation and $76,234,034 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.